Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) item $ / shares
Commitments and Contingencies Disclosure [Abstract]
Maximum number of demands for registration of securities | item	3	3
Underwriting discount | $ / shares	$ 0.2	$ 0.2
Deferred underwriting fees payable | $	$ 3.5	$ 3.5
Additional unit per share | $ / shares	$ 0.35	$ 0.35
Aggregate deferred underwriting commissions | $	$ 6.1	$ 6.1